Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 8,564	$ 9,139
Plan assets
Plan assets at the end of year	9,904	9,341
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	7,846	8,384
Plan assets
Plan assets at the end of year	8,996	8,469
Pension plan [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	718	755
Plan assets
Plan assets at the end of year	908	872
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	549	609
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	512	568
Other post employment benefit plans [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 37	$ 41